Segment Information - Net Revenues by Product Segment and by Product Line (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Net revenues	$ 9,556	$ 9,664	$ 8,347
Product Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	9,543	9,650	8,335
Automotive and Discrete Group (ADG) [Member] | Product Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	3,606	3,556	3,059
Analog, MEMS & Sensors Group (AMS) [Member] | Product Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	3,299	3,154	2,630
Microcontrollers and Digital ICs Group (MDG) [Member] | Product Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	2,638	2,940	2,646
Others [Member]
Segment Reporting Information [Line Items]
Net revenues	$ 13	$ 14	$ 12